TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables due within one year
Trade and other payables	$ 1,029	$ 1,043
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	43	19
Acquisition consideration	26	34
Total trade and other current payables	1,098	1,096
Other payables due after one year
Acquisition consideration	66	57
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	13
Other payables	11	10
Total other payables due after one year	90	67
Contingent consideration	78	84
In one year
Other payables due after one year
Acquisition consideration		18
In two years
Other payables due after one year
Acquisition consideration	29	15
In three years
Other payables due after one year
Acquisition consideration	35	21
In four years
Other payables due after one year
Acquisition consideration	$ 2	$ 3